UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) January 28, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002041351

Center Street Lending Resi-Investor ABS Depositor, LLC 1

(Exact name of issuing entity as specified in its charter)

Stephen Couig (949) 430-0750

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Center Street Lending Resi-Investor ABS Depositor, LLC (“Center Street”) is filing this Form ABS-15G in its capacity as depositor of the Center Street Lending Resi-Investor ABS Mortgage Trust 2025-RTL1, Series 2025-RTL1 Notes transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate, Center Street Lending RTL, LLC, the sponsor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Center Street’s capacity as depositor, Center Street is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Center Street and its affiliates into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Center Street may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Center Street Lending Resi-Investor ABS Depositor, LLC has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CENTER STREET LENDING RESI-INVESTOR ABS DEPOSITOR, LLC
(Securitizer)

By: Center Street Lending RTL, LLC, its Sole Member

By: Center Street Lending Management, LLC, its Manager

By:	/s/ Stephen Couig
	Name:	Stephen Couig
	Title:	Manager

Date: January 28, 2026